Accrued Payroll and Related Expenses (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Payroll And Related Expenses Disclosure [Abstract]
Accrued payroll and related expenses	$ 4,037,298	$ 3,864,055	$ 3,724,050